Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

NOTE 20. Financial Instruments

(a)
Categories of financial instruments
1.
Financial assets

	December 31,	December 31,
	2025	2024
Measured at amortized cost:
Cash and restricted cash	$9,354,805	8,721,758
Accounts receivable	400,941	299,359
Other receivables	47,070	51,834
Other financial assets (including current and non- current)	7,775,203	6,118,586
Total	$17,578,019	15,191,537

2.
Financial liabilities

	December 31,	December 31,
	2025	2024
Non derivative financial liabilities:
Accounts payable	$1,851,494	1,687,449
Other payables	3,711,946	2,053,402
Other payables to related parties	2,465,324	1,723,390
Long-term borrowings (including current portion)	835,043	1,133,887
Preference share liabilities (including current portion)	—	1,976,365
Guarantee deposits received (classified under other non- current liabilities)	69,172	72,768
Other payables (classified under other non-current liabilities)	103,688	127,114
Total	$9,036,667	8,774,375

(b)
Liquidity risk

The table below presents the maturity profile of the Company’s financial liabilities, including principal and estimated interest payments.

	Carrying amount	Contractual cash flows	Within 1 year	1-5 years	Over 5 years
December 31, 2025
Non derivative financial liabilities
Accounts payable	$1,851,494	1,851,494	1,851,494	—	—
Other payables	3,711,946	3,711,946	3,711,946	—	—
Other payables to related parties	2,465,324	2,465,324	2,465,324	—	—
Lease liabilities (including current portion)	3,906,963	4,104,030	1,221,218	2,882,812	—
Long-term borrowings (including current portion)	835,043	869,336	866,520	2,816	—
Guarantee deposits received	69,172	69,172	69,172	—	—
Other non-current liabilities, others	103,688	103,688	—	103,688	—
Total	$12,943,630	13,174,990	10,185,674	2,989,316	—

	Carrying amount	Contractual cash flows	Within 1 year	1-5 years	Over 5 years
December 31, 2024
Non derivative financial liabilities
Accounts payable	$1,687,449	1,687,449	1,687,449	—	—
Other payables	2,053,402	2,053,402	2,053,402	—	—
Other payables to related parties	1,723,390	1,723,390	1,723,390	—	—
Lease liabilities (including current portion)	4,966,511	5,284,874	1,304,676	3,980,198	—
Long-term borrowings (including current portion)	1,133,887	1,228,579	394,775	833,804	—
Preference share liabilities (including current portion)	1,976,365	2,069,929	436,844	1,633,085	—
Guarantee deposits received	72,768	72,768	—	72,768	—
Other non-current liabilities, others	127,114	127,114	—	107,271	19,843
Total	$13,740,886	14,247,505	7,600,536	6,627,126	19,843

The Company does not expect the cash flows included in the maturity analysis to occur materially earlier or in significantly different amounts.

(c)
Currency risk
1.
Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk is as follows:

	December 31, 2025			December 31, 2024
	Foreign currency	Exchange rate	USD	Foreign currency	Exchange rate	USD
Financial assets
Monetary items
USD	$647,190	TWD/USD= 31.445	647,190	490,113	TWD/USD= 32.785	490,113
JPY	28,719,729	USD/JPY= 156.36	183,671	24,714,231	USD/JPY= 156.42	158,002
Financial liabilities
Monetary items
USD	$17,420,745	TWD/USD= 31.445	17,420,745	17,787,300	TWD/USD= 32.785	17,787,300

2.
Sensitivity analysis

The Company’s exposure to foreign currency risk arises primarily from cash, accounts receivable, other receivables, accounts payable and other payables that are denominated in foreign currency.

If the USD had strengthened or weakened by 5% against the JPY and TWD, the Company’s net loss would have increased or decreased by $829,494 and $856,959 for the years ended December 31, 2025 and 2024, respectively.

3.
Foreign exchange gain and loss on monetary items

Since the Company operates with multiple functional currencies, foreign exchange gains and losses on monetary items are disclosed by their total amount. For the years ended December 31, 2025 and 2024, foreign exchange gain (loss) (including realized and unrealized portions) amounted to $829,067 and $(1,046,680), respectively.

(d)
Interest rate risk

The following sensitivity analysis is based on the Company’s exposure to the interest rate risk from non-derivative financial instruments as of the reporting date. For assets with variable interest rates, the analysis assumes that the outstanding amount at the reporting date remains unchanged throughout the year. The rate of change represents management’s assessment of reasonably possible changes in interest rates.

If interest rate had increased or decreased by 0.25%, the Company’s net loss for the years ended December 31, 2025 and 2024 would have increased or decreased by $90 and $164, respectively, with all other factors held constant. This is mainly due to the Company’s borrowing at variable rates.

(e)
Fair value information
1.
Fair value of financial instruments that are not measured at fair value

The Company considers that the carrying amounts of financial instruments measured at amortized cost, including accounts payable and other payables, approximate their fair values due to their short-term maturities.

The fair value of long-term borrowings and preference share liabilities is determined by calculating the present value of future cash flows, discounted using interest rates applicable to new borrowings with similar maturities to those of the existing long-term borrowings.

2.
Fair value of financial instruments that are measured at fair value

Fair value measurements are classified into Levels 1 to 3 based on the degree of observability of the inputs used:

•
Level 1 quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•
Level 2 inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
•
Level 3 inputs for the asset or liability that are not based on observable market data (unobservable inputs), which are developed using valuation techniques.
i.
Fair value hierarchy

		December 31, 2025
		Fair Value
	Book Value	Level 1	Level 2	Level 3	Total
Financial liabilities not measured at fair value
Long-term borrowings	$835,043	—	864,692	—	864,692
Total	$835,043	—	864,692	—	864,692

		December 31, 2024
		Fair Value
	Book Value	Level 1	Level 2	Level 3	Total
Financial liabilities not measured at fair value
Long-term borrowings	$1,133,887	—	1,165,924	—	1,165,924
Preference share liabilities (including current portion)	1,976,365	—	1,952,034	—	1,952,034
Total	$3,110,252	—	3,117,958	—	3,117,958

ii.
Valuation techniques and assumptions used in fair value measurement

The fair values of financial instruments that are not traded in active markets are determined using appropriate valuation techniques, primarily the market approach. These valuation techniques maximize the use of observable inputs and rely on unobservable inputs when observable inputs are not available. Unobservable inputs used in the valuation are classified as Level 3 inputs in the fair value hierarchy.

iii.
Reconciliation of Level 3 fair value measurements

The financial liabilities measured at Level 3 fair value arise from SAFE agreements, which are classified as financial liabilities at fair value through profit or loss. The reconciliation of the opening balances to the closing balances for Level 3 fair value measurements for the years ended December 31, 2025 and 2024 is presented as follows:

	2025	2024
Balance at the beginning of year	$—	1,707,248
Issuance	2,550,000	—
Losses recognized in profit or loss	76,212	259,418
Settlement	(2,626,212)	(100,000)
Conversion	—	(1,866,666)
Balance at the end of year	$—	—

iv.
Transfer between levels of the fair value hierarchy

There were no transfers between level 1, level 2 and level 3 for the years ended December 31, 2025 and 2024.